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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10381

Registrant Name:	PIMCO New York Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2011

Date of Reporting Period:	January 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO New York Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—84.0%
$1,600	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	$1,228,704
1,000	Liberty Dev. Corp. Rev., 6.375%, 7/15/49	NR/BBB-	1,011,840
	Goldman Sachs Headquarters,
120	5.25%, 10/1/35	A1/A	116,283
11,290	5.25%, 10/1/35 (e)	A1/A	10,940,236
1,925	5.50%, 10/1/37	A1/A	1,930,198
	Long Island Power Auth. Rev., Ser. A,
750	5.00%, 9/1/34, (AMBAC)	A3/A-	704,520
4,500	5.75%, 4/1/39	A3/A-	4,552,155
	Metropolitan Transportation Auth. Rev.,
6,650	5.00%, 7/1/30, Ser. A (AMBAC)	Aa3/AA-	6,528,172
1,375	5.125%, 1/1/29, Ser. A	Aa3/AA-	1,375,028
2,000	5.25%, 11/15/31, Ser. E	A2/A	1,948,020
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,433,136
5	New York City, GO, 5.25%, 6/1/28, Ser. J, (Pre-refunded @ $100, 6/1/13) (a)	Aa2/AA	5,502
3,500	New York City Health & Hospital Corp. Rev., 5.00%, 2/15/30, Ser. A	Aa3/A+	3,306,100
	New York City Industrial Dev. Agcy. Rev.,
1,000	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	833,090
900	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	Aa3/AA+	952,911
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	NR/BB+	1,420,273
3,200	Yankee Stadium, 7.00%, 3/1/49 (AGC)	Aa3/AA+	3,500,768
3,595	New York City Municipal Water Finance Auth. Rev., 5.25%, 6/15/25, Ser. D	Aa1/AAA	3,662,550
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
3,000	5.00%, 6/15/32, Ser. A	Aa1/AAA	3,000,840
2,500	5.00%, 6/15/40, Ser. FF-2	Aa2/AA+	2,458,250
5,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (e)	Aa2/AA+	4,634,900
	New York City Transitional Finance Auth. Rev.,
15	4.75%, 11/1/23, Ser. B	Aaa/AAA	15,100
5,000	5.25%, 1/15/39, Ser. S-3	Aa3/AA-	4,985,300
300	New York City Trust for Cultural Res. Rev., Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	292,398
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/BBB	885,450
	Port Auth. of New York & New Jersey Rev.,
2,000	5.00%, 9/1/29, Ser. 132	Aa2/AA-	2,030,140
4,300	5.00%, 9/1/38, Ser. 132	Aa2/AA-	4,199,208
1,000	JFK International Air Terminal, 6.00%, 12/1/36	Baa3/BBB-	966,810
	State Dormitory Auth. Rev.,
500	5.00%, 7/1/35, Ser. A	Aa2/NR	490,305
1,000	5.00%, 3/15/38, Ser. A	NR/AAA	976,720
3,000	Columbia Univ., 5.00%, 10/1/41 (b)	Aaa/AAA	3,040,380
3,850	Lenox Hill Hospital, 5.50%, 7/1/30	Baa3/NR	3,605,640

PIMCO New York Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$1,300	Mount Sinai School of Medicine, 5.125%, 7/1/39	A3/A-	$1,214,369
4,500	New York Univ., 5.00%, 7/1/38, Ser. C	Aa3/AA-	4,299,525
500	New York Univ. Hospitals Center, 6.00%, 7/1/40, Ser. A	Baa1/BBB+	481,940
300	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	Baa1/A-	285,588
2,900	Orange Regional Medical Center, 6.25%, 12/1/37	Ba1/NR	2,694,013
1,000	Pratt Institute, 5.125%, 7/1/39, Ser. C (AGC)	Aa3/NR	940,900
	Sloan-Kettering Center Memorial,
2,500	4.50%, 7/1/35, Ser. A-1	Aa2/AA	2,180,700
4,000	5.00%, 7/1/34, Ser. 1	Aa2/AA	3,819,280
	Teachers College,
1,500	5.00%, 7/1/32 (NPFGC)	A1/NR	1,484,385
1,800	5.50%, 3/1/39	A1/NR	1,789,722
1,250	The New School, 5.50%, 7/1/40	A3/A-	1,207,562
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	WR/NR	1,234,608
2,000	State Environmental Facs. Corp. Rev.,
	New York City Municipal Water Project, 5.125%, 6/15/31, Ser. D	Aaa/AAA	2,011,800
1,800	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (e)	NR/AAA	1,764,576
250	Suffolk Cnty. Industrial Dev. Agcy. Rev.,
	New York Institute of Technology, 5.00%, 3/1/26	Baa2/BBB+	238,030
3,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (e)	Aa2/AA-	3,016,890
800	Troy Rev., Rensselaer Polytechnic Institute, 5.125%, 9/1/40, Ser. A	A3/A	732,544
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital Project, 5.00%, 12/1/27, Ser. C (AGM)	Aa3/AA+	2,958,665
910	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	A3/BBB	875,793
200	Yonkers Economic Dev. Corp. Rev., 6.00%, 10/15/30, Ser. A	NR/BB+	183,560
400	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	NR/BBB	399,404

	Total New York Municipal Bonds & Notes (cost—$114,011,853)		110,844,781

OTHER MUNICIPAL BONDS & NOTES—12.2%
	California—1.1%
1,500	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	1,409,130

	Louisiana—0.5%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	689,610

	New Jersey—0.5%
1,000	Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A	Baa3/BB+	606,780

	Ohio—1.0%
2,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BB-	1,311,600

	Puerto Rico—8.8%
3,100	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa1/BBB-	2,895,121

PIMCO New York Municipal Income Fund Schedule of Investments
January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Puerto Rico (continued)
$1,000	6.00%, 7/1/44, Ser. A	Baa1/BBB-	$929,520
1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	879,750
	Sales Tax Financing Corp. Rev.,
4,000	5.25%, 8/1/41, Ser. C	A1/A+	3,597,800
2,000	5.50%, 8/1/42, Ser. A	A1/A+	1,867,220
1,500	5.75%, 8/1/37, Ser. A	A1/A+	1,464,135

			11,633,546

	U. S. Virgin Islands—0.3%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	407,445

	Total Other Municipal Bonds & Notes (cost—$16,877,966)		16,058,111

SHORT-TERM INVESTMENT—3.8%
New York Variable Rate Demand Notes (c)(d)—3.8%
5,000	New York City, GO, 0.22%, 2/1/11 (final maturity 4/1/32), Ser. L-6 (cost—$5,000,000)	VMIG1/A-1+	5,000,000

	Total Investments (cost—$135,889,819) (f)—100.0%		$131,902,892

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	When-issued. To be settled after January 31, 2011.

(c)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2011.

(d)	Date shown is date of next put.

(e)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	At January 31, 2011, the cost basis of investments for federal income tax purposes was $127,089,319. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $2,014,235; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $6,364,021; and net unrealized depreciation for federal income tax purposes was $4,349,786. The difference between book and tax cost was attributable to inverse floater transactions.
Glossary:
AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

GO—General Obligation Bond

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

WR—Withdrawn Rating
Other Investments:
(A) Interest rate swap agreements outstanding at January 31, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Received	Depreciation

Citigroup	$3,800	6/20/42	(4.75)%	3-Month USD-LIBOR	$(64,774)	$(64,600)	$(174)

LIBOR — London Inter-Bank Offered Rate
(B) Reverse repurchase agreements:

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended January 31, 2011 was $2,629,920 at a weighted average interest rate of 0.67%. There were no open reverse repurchase agreements at January 31, 2011.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.
Municipal Bonds and Variable Rate Notes — Municipal bonds and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at January 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/11

Investments in Securities — Assets
New York Municipal Bonds & Notes	—	$110,844,781	—	$110,844,781
Other Municipal Bonds & Notes	—	16,058,111	—	16,058,111
New York Variable Rate Demand Notes	—	5,000,000	—	5,000,000

Total Investments in Securities — Assets	—	$131,902,892	—	$131,902,892

Other Financial Instruments* — Liabilities
Interest Rate Contracts	—	$(174)	—	$(174)

Total Investments	—	$131,902,718	—	$131,902,718

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements which are valued at the unrealized appreciation (depreciation) of the instrument.
There were no transfers between Levels 1 and 2 during the nine months ended January 31, 2011.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 24, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 24, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 24, 2011